RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2022
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONSKey management personnel are those persons having the authority and responsibility for planning, directing, and controlling activities of the Company, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors. The transactions are conducted at arm’s length and in the normal course of operations.
Management and Board compensation
For the years ended August 31, 2022 and 2021, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED
	AUGUST 31, 2022	AUGUST 31, 2021
Salaries and consulting fees	$3,891	$2,757
Share-based compensation	3,713	2,555
Total key management compensation	$7,604	$5,312
During the year ended August 31, 2022, 3,287,000 stock options (August 31, 2021 – 830,000) were granted to key management personnel with an aggregate fair value of $3,407 (August 31, 2021 – $1,550). In addition, during the year ended August 31, 2022, 380,372 RSUs (August 31, 2021 – 359,538), were granted to key management personnel with an aggregate fair value of $1,022 (August 31, 2021 – $662). For the year ended August 31, 2022, 158,967 PSUs, (August 31, 2021 – 270,877) were issued to key management personnel with an aggregate fair value of $167 (August 31, 2021 – $291).
Significant Transactions with Associates and Joint Operations
The Company has transactions with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business.

For the year ended August 31, 2022, under the PDC Agreement, BAT incurred $2,404 (August 31, 2021 - $262) for direct expenses and the Company incurred $6,818 (August 31, 2021 - $1,074) of direct expenses and capital expenditures for a total of $9,222 (August 31, 2021 - $1,337) related to the Center of Excellence. The Company recorded for the year ended August 31, 2022, $2,837 (August 31, 2021 - $494) of these expenditures in the consolidated statement of operations and comprehensive loss. For the year ended August 31, 2022, the Company recorded $1,774 (August 31, 2021 - $172), of capital expenditures which are included in the consolidated statement of financial position.

During the year ended August 31, 2022, BAT exercised 2,659,716 Top-up Rights. At August 31, 2022, there is a balance owing to BAT of $2,444 (August 31, 2021 - $nil).